Accounts Receivable, Net (Tables)	12 Months Ended
Jun. 30, 2024
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable	As of June 30, 2024 and 2023, accounts receivable consisted of the following:
	As of June 30,
	2024	2023
Accounts receivable
- third parties	$34,334,313	$24,000,374
- related parties	2,130,263	-
Less: allowance for credit losses
- third parties	(12,160,121)	(4,358,037)
- related parties	(1,513)	-
Accounts receivable, net	$24,302,942	$19,642,337

Schedule of Allowance for Credit Losses	An analysis of the allowance for credit losses for accounts receivable – third parties was as follows:
	As of June 30,
	2024	2023
Balance at beginning of the year	$4,358,037	$1,815,665
Adoption ASU 2016-13	1,258,718	-
Additional provision charged to expense	8,312,150	2,795,662
Written-off	(1,575,814)	-
Decrease on disposal of a subsidiary	(137,592)	-
Foreign exchange	(55,378)	(253,290)
Balance at the end of the year	$12,160,121	$4,358,037
An analysis of the allowance for credit losses for accounts receivable – related parties was as follows:
	As of June 30,
	2024	2023
Balance at beginning of the year	$-	$-
Provision	1,522	-
Foreign exchange	(9)	-
Balance at the end of the year	$1,513	$-